FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Total financial assets	₽ 288,032	₽ 131,564
Total current financial assets	(230,642)	(120,719)
Total non-current financial assets	57,390	10,845
Total financial liabilities	700,086	356,070
Total current financial liabilities	(187,160)	(115,926)
Total non-current financial liabilities	512,926	240,144
Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	5,021	2,814
Fair value through other comprehensive income
Financial instruments
Total financial liabilities		274
Trade and other payables
Financial instruments
Total financial liabilities	53,623	47,314
Accounts payable, related parties
Financial instruments
Total financial liabilities	1,301	1,102
Financial liabilities at amortised cost
Financial instruments
Total financial liabilities	640,141	304,566
Loans and borrowings:
Financial instruments
Total financial liabilities	640,141	303,570
Bank and other loans
Financial instruments
Total financial liabilities	250,780	182,937
Lease obligations
Financial instruments
Total financial liabilities	160,552	11,857
Notes
Financial instruments
Total financial liabilities	117,355	108,776
MTS Bank deposits and liabilities
Financial instruments
Total financial liabilities	111,454
Guarantee payment received
Financial instruments
Total financial liabilities		996
Other financial liabilities at fair value:
Financial instruments
Total financial liabilities	5,021	3,088
Liabilities under option agreements | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	3,735	2,424
Contingent consideration and other liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	936
Interest rate swaps not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	265
Currency forwards not designated as hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities	85
Interest rate swaps designated as cash flow hedges | Financial liabilities at fair value through profit or loss
Financial instruments
Total financial liabilities		390
Cross-currency swaps designated as cash flow hedges | Fair value through other comprehensive income
Financial instruments
Total financial liabilities		274
At fair value through profit or loss
Financial instruments
Total financial assets	37,408	9,600
At fair value through other comprehensive income
Financial instruments
Total financial assets	2,867	8,460
At amortized cost
Financial instruments
Total financial assets	117,609	43,541
Trade and other receivables
Financial instruments
Total financial assets	37,143	28,017
Accounts receivable, related parties
Financial instruments
Total financial assets	8,930	11,360
Cash and Cash equivalents
Financial instruments
Total financial assets	84,075	30,586
Other financial assets
Financial instruments
Total financial assets	157,884	61,601
Securities held by MTS Bank | At fair value through profit or loss
Financial instruments
Total financial assets	22,487
Assets in Sistema Capital trust management | At fair value through profit or loss
Financial instruments
Total financial assets	11,644	9,600
Currency forwards and options not designated as hedges | At fair value through profit or loss
Financial instruments
Total financial assets	2,200
Cross-currency swaps not designated as hedges | At fair value through other comprehensive income
Financial instruments
Total financial assets	1,077
Cross-currency swaps designated as cash flow hedges | At fair value through other comprehensive income
Financial instruments
Total financial assets	2,797	8,403
Notes | At fair value through other comprehensive income
Financial instruments
Total financial assets	70	57
Deposits and loans issued | At amortized cost
Financial instruments
Total financial assets	83,865	33,251
Notes | At amortized cost
Financial instruments
Total financial assets	31,165	8,480
Other | At amortized cost
Financial instruments
Total financial assets	₽ 2,579	₽ 1,810